Schedule of Investments (unaudited)	iShares® MSCI Kuwait ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 4.0%
Agility Public Warehousing Co. KSC	246,045	$752,919

Airlines — 1.3%
Jazeera Airways Co. KSCP(a)	73,315	247,211

Banks — 58.2%
Ahli United Bank BSC	1,170,843	1,023,831
Ahli United Bank KSCP(a)	17,009	17,104
Al Ahli Bank of Kuwait KSCP(a)	396,807	313,510
Boubyan Bank KSCP(a)	8,912	22,359
Burgan Bank SAK	567,489	405,110
Gulf Bank KSCP	726,705	586,169
Kuwait Finance House KSCP	1,199,215	3,138,062
Kuwait International Bank KSCP(a)	434,964	294,769
Kuwait Projects Holding KSCP	689,148	320,289
National Bank of Kuwait SAKP	1,314,101	4,285,251
Warba Bank KSCP(a)	487,848	426,352
		10,832,806
Capital Markets — 3.2%
Boursa Kuwait Securities Co. KPSC	55,808	356,433
Noor Financial Investment Co. KSC	236,041	242,983
		599,416
Chemicals — 2.7%
Boubyan Petrochemicals Co. KSCP	114,642	314,587
Qurain Petrochemical Industries Co.	171,857	189,510
		504,097
Construction & Engineering — 0.5%
Combined Group Contracting Co. SAK	91,335	99,305

Diversified Consumer Services — 2.3%
Humansoft Holding Co. KSC	40,751	431,085

Diversified Financial Services — 4.2%
A’ayan Leasing & Investment Co. KSCP(a)	556,926	271,620
Alimtiaz Investment Group KSC(a)	763,112	283,724
National Investments Co. KSCP	319,049	231,969
		787,313
Electrical Equipment — 1.7%
Gulf Cable & Electrical Industries Co. KSCP	106,229	317,809

Energy Equipment & Services — 1.0%
Heavy Engineering & Ship Building Co. KSCP	123,566	187,313

Food Products — 1.2%
Mezzan Holding Co. KSCC	109,919	214,387
Security	Shares	Value

Independent Power and Renewable Electricity Producers — 1.4%
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	340,621	$261,516

Industrial Conglomerates — 2.9%
National Industries Group Holding SAK(a)	634,307	534,665

Real Estate Management & Development — 7.8%
Kuwait Real Estate Co. KSC(a)	627,151	353,355
Mabanee Co. KPSC.	265,371	684,262
National Real Estate Co. KPSC(a)	572,664	406,432
		1,444,049

Trading Companies & Distributors — 2.2%
ALAFCO Aviation Lease & Finance Co. KSCP(a)	273,450	196,015
Integrated Holding Co. KCSC(a)	166,943	207,145
		403,160

Wireless Telecommunication Services — 4.0%
Mobile Telecommunications Co. KSCP	398,332	749,711

Total Common Stocks — 98.6%
(Cost: $14,575,895)		18,366,762

Rights

Banks — 0.2%
Warba Bank KSCP, (Expires 12/12/21)(a)	131,641	33,509
Total Rights — 0.2%
(Cost: $0)		33,509

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	70,000	70,000

Total Short-Term Investments — 0.4%
(Cost: $70,000)		70,000

Total Investments in Securities — 99.2%
(Cost: $14,645,895)		18,470,271

Other Assets, Less Liabilities — 0.8%		147,574

Net Assets — 100.0%		$18,617,845

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kuwait ETF
November 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$10,000	$60,000	(a)	$—	$—	$—	$70,000	70,000	$—	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,445,635	$14,921,127	$—	$18,366,762
Rights	33,509	—	—	33,509
Money Market Funds	70,000	—	—	70,000
	$3,549,144	$14,921,127	$—	$18,470,271

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